Bank and Other Debt, Current, details (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Bank and other debt, net of unamortized deferred financing costs	$ 34,763	$ 127,129
Rbs Term Loan [Member]
Term Loan	0	128,861
Term Loan Current	0	128,861
Term Loan Non-current	0	0
plus other fees payable to the lenders		200
less unamortized deferred financing costs		(1,932)
Bank and other debt, net of uamortized deferred financing costs		127,129
less unamortized deferred financing costs, Current		(1,932)
Bank and other debt, net of unamortized deferred financing costs		127,129
less unamortized deferred financing costs, non-current		0
Addiewell LTD [Member]
Term Loan	35,000	0
Term Loan Current	35,000	0
Term Loan Non-current	0	$ 0
plus other fees payable to the lenders	20
less unamortized deferred financing costs	(257)
Bank and other debt, net of uamortized deferred financing costs	34,763
less unamortized deferred financing costs, Current	(257)
Bank and other debt, net of unamortized deferred financing costs	34,763
less unamortized deferred financing costs, non-current	$ 0